LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

MONEY MARKET FUNDS - 100.0%	Shares	Value
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.01% (a) (Cost $108,684)	108,684	$ 108,684

Other Assets in Excess of Liabilities - 0.0% (b)		92

Net Assets - 100.0%		$ 108,776

(a)	The rate shown is the 7-day effective yield as of May 31, 2021.
(b)	Percentage rounds to less than 0.1%.